Note Payable to Shareholder and Advance from Shareholder (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 15, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 20, 2013 Family Investment Trust [Member]	Mar. 31, 2014 A. Lorne Weil [Member]	Dec. 31, 2013 A. Lorne Weil [Member]	Nov. 08, 2011 A. Lorne Weil [Member]
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Note payable to shareholder		$ 80	$ 80	$ 0				$ 100
Exchange Fees	71
Notes Payable, Current					100
Debt Conversion, Converted Instrument, Warrants or Options Issued		200,000	200,000		200,000
Notes Payable						150	150
Loans Unpaid Amount						80	80
Loans Paid Amount						$ 70	$ 70